INCOME TAXES - Unrecognized deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Less than four years
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 0	$ 0	$ 0
Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 122	$ 126	$ 139